Long-Term Debt - $320 Million Term Loan Facility and $55 Million Revolving Credit Facility (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) item	Dec. 31, 2019 USD ($)	Apr. 30, 2013 USD ($)
Long-Term Debt
Credit facility amount			$ 20,000,000
Multi-Vessels Facility
Long-Term Debt
Minimum aggregate market value of Vessels securing the loan, as percentage of outstanding balance		125.00%
Minimum liquidity of Partnership		$ 15,000,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		1,500,000
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining		$ 1,000,000
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio for Partnership		2.50%
$320 million loan facility
Long-Term Debt
Loan facility amount	$ 320,000,000	$ 320,000,000
Number of consecutive quarterly installments | item	20
Balloon payment to be paid	$ 177,000,000
$320 million loan facility | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt
Interest margin percentage	2.125%
$55 million revolving credit facility
Long-Term Debt
Loan facility amount		$ 55,000,000
Credit facility amount	$ 55,000,000
Commitment fee percentage	0.85%
$55 million revolving credit facility | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt
Interest margin percentage	2.125%
$220 million loan facility
Long-Term Debt
Amount refinanced	$ 220,000,000
35 Million Revolving Credit Facility [Member]
Long-Term Debt
Amount refinanced	$ 35,000,000